Amortized Cost and Approximate Fair Values of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities
Fair Value	$ 87,449	$ 91,820
Debt securities issued by U.S. government corporations and agencies
Schedule of Available-for-sale Securities
Amortized Cost Basis	18,767	30,760
Gross Unrealized Gains		86
Gross Unrealized Losses	520	11
Fair Value	18,247	30,835
Obligations of states and municipalities
Schedule of Available-for-sale Securities
Amortized Cost Basis	13,780	13,598
Gross Unrealized Gains	391	956
Gross Unrealized Losses	198	3
Fair Value	13,973	14,551
Corporate debt securities
Schedule of Available-for-sale Securities
Amortized Cost Basis		2,006
Gross Unrealized Gains		52
Gross Unrealized Losses		5
Fair Value		2,053
Mortgage-backed securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	56,799	42,737
Gross Unrealized Gains	126	601
Gross Unrealized Losses	2,357	81
Fair Value	54,568	43,257
SBA loan pools
Schedule of Available-for-sale Securities
Amortized Cost Basis	611	1,010
Gross Unrealized Gains	50	114
Fair Value	661	1,124
Money Market Mutual Funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	346	358
Fair Value	346	358
Money market funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	(346)	(358)
Fair Value	(346)	(358)
Available-for-sale securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	89,957	90,111
Gross Unrealized Gains	567	1,809
Gross Unrealized Losses	3,075	100
Fair Value	87,449	91,820
Available - for - sale equity securities, excluding money market funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	90,303	90,469
Gross Unrealized Gains	567	1,809
Gross Unrealized Losses	3,075	100
Fair Value	$ 87,795	$ 92,178